[JANUS HENDERSON LOGO]
Janus Henderson European Focus Fund
Ticker:	HFEAX	Class A Shares	HFESX	Class S Shares	HFERX	Class N Shares
	HFECX	Class C Shares	HFEIX	Class I Shares	HFETX	Class T Shares
Summary Prospectus dated January 26, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson European Focus Fund seeks long-term capital appreciation primarily through investment in equities of European companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 128 of the Fund’s Prospectus and in the “Purchases” section on page 77 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.26%	0.32%	1.70%	0.26%	0.21%	0.46%
Total Annual Fund Operating Expenses	1.51%	2.32%	2.95%	1.26%	1.21%	1.46%
Fee Waiver and/or Expense Reimbursement(1)	0.21%	0.24%	1.49%	0.21%	0.25%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.30%	2.08%	1.46%	1.05%	0.96%	1.22%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.96% for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares
1 | Janus Henderson European Focus Fund

after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$1,005	$1,333	$2,256
Class C Shares	$311	$701	$1,219	$2,434
Class S Shares	$149	$772	$1,421	$3,165
Class I Shares	$107	$379	$671	$1,504
Class N Shares	$98	$359	$641	$1,444
Class T Shares	$124	$438	$775	$1,726

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$1,005	$1,333	$2,256
Class C Shares	$211	$701	$1,219	$2,434
Class S Shares	$149	$772	$1,421	$3,165
Class I Shares	$107	$379	$671	$1,504
Class N Shares	$98	$359	$641	$1,444
Class T Shares	$124	$438	$775	$1,726

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European companies. The Fund generally invests in a portfolio of 35-60 equity securities. Equity securities include common stocks and related securities. European companies are broadly defined to include any company that meets one or more of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in Europe, (ii) 50% or more of its assets are located in Europe, or (iii) 50% or more of its revenues are derived from Europe.
Portfolio management seeks investments that will increase in value by emphasizing stock selection. Stock selection is based on an opportunistic approach which seeks to utilize stock specific criteria described below and global market and industry dynamics that are expected to drive stock prices of European companies. Portfolio management will invest in both “growth” stocks that portfolio management believes are reasonably priced and “value” stocks that are, in portfolio management’s opinion, undervalued. Companies are evaluated using a broad range of criteria, including: (i) a company’s financial strength; (ii) competitive position in its industry; and (iii) projected future earnings and cash flows.
The Fund may generally invest in companies located in Western European countries such as the United Kingdom, Belgium, Germany, Norway, the Netherlands, Denmark, Switzerland, Finland, Sweden, Portugal, France, Austria, Ireland, Italy and Spain. The Fund may, under unusual circumstances, invest in a single country or a limited number of countries.
In evaluating investment opportunities in various market conditions, portfolio management conducts fundamental research that considers factors such as a company’s historic and projected return on capital, the quality of a company’s management, and a company’s historical valuations, as well as valuation relative to the wider market.
The Fund will generally consider selling a stock when, in portfolio management’s opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, its earnings are disappointing, or its revenue growth has slowed. The Fund will also consider selling a stock if portfolio management believes that negative country, sector, or regional factors may affect the company’s outlook, or, in portfolio management’s opinion, a superior investment opportunity arises or to meet cash requirements.
The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned
2 | Janus Investment Fund

issuers. However, in an attempt to reduce portfolio risks, portfolio management generally will invest across countries, industry groups and/or security types.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio of European companies, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
•
Europe Risk. The Fund is subject to certain risks related to Europe. Investments in British companies may subject the Fund to social, regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. Western Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels, and high levels of unemployment. The European Union itself has experienced difficulties in connection with the debt loads of some of its member states.
Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would
3 | Janus Henderson European Focus Fund

affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by portfolio management.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders in a taxable account.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown for periods prior to June 5, 2017, are those of Henderson European Focus Fund (the “Predecessor Fund”). The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 31, 2001. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively. Class S Shares and Class T Shares of the Fund commenced operations on June 5, 2017.
•
The performance shown for Class A Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund and is calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class C Shares for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund and is calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
4 | Janus Investment Fund

•
The performance shown for Class I Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund and is calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance shown for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class N Shares for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance shown for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class S Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class T Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
Returns of the Fund will be different from the Predecessor Fund as they have different expenses.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class A Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	20.74%	Worst Quarter:	4th Quarter 2018	– 21.09%

5 | Janus Henderson European Focus Fund

Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (8/31/01)
Class A Shares(1)
Return Before Taxes	11.44%	13.05%	3.43%	11.01%
Return After Taxes on Distributions	10.81%	12.89%	3.19%	10.23%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	10.60%	2.76%	9.47%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%
Class C Shares
Return Before Taxes(2)	16.40%	13.55%	3.26%	10.47%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%
Class S Shares
Return Before Taxes	18.19%	14.54%	4.05%	11.31%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%
Class I Shares
Return Before Taxes	18.52%	14.70%	4.32%	11.50%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%
Class N Shares
Return Before Taxes	18.64%	14.80%	4.31%	11.43%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%
Class T Shares
Return Before Taxes	18.36%	14.53%	4.11%	11.34%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%

(1)
Fund returns calculated assuming maximum permitted sales loads.
(2)
The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI Europe Index. The index is described below.
•
The MSCI Europe Index is designed to measure developed market equity performance in Europe.
After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class A Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class A Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

6 | Janus Investment Fund

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Robert Schramm-Fuchs is Executive Vice President and Portfolio Manager of the Fund, which he has managed since March 2019.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UGMA/UTMA accounts	$500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$2,500 †
• certain tax-advantaged accounts or UGMA/UTMA accounts	$500 †
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
7 | Janus Henderson European Focus Fund

[JANUS HENDERSON LOGO]
Janus Henderson European Focus Fund
Ticker:	HFEDX	Class D Shares
Summary Prospectus dated January 26, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson European Focus Fund seeks long-term capital appreciation primarily through investment in equities of European companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver and/or Expense Reimbursement(1)	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.11%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.96% for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$113	$417	$743	$1,665

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European companies. The Fund generally invests in a portfolio of 35-60 equity securities. Equity securities include common stocks and related securities. European companies are broadly defined to include any company that meets one or more of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in Europe, (ii) 50% or more of its assets are located in Europe, or (iii) 50% or more of its revenues are derived from Europe.
Portfolio management seeks investments that will increase in value by emphasizing stock selection. Stock selection is based on an opportunistic approach which seeks to utilize stock specific criteria described below and global market and industry dynamics that are expected to drive stock prices of European companies. Portfolio management will invest in both “growth”
1 | Janus Henderson European Focus Fund

stocks that portfolio management believes are reasonably priced and “value” stocks that are, in portfolio management’s opinion, undervalued. Companies are evaluated using a broad range of criteria, including: (i) a company’s financial strength; (ii) competitive position in its industry; and (iii) projected future earnings and cash flows.
The Fund may generally invest in companies located in Western European countries such as the United Kingdom, Belgium, Germany, Norway, the Netherlands, Denmark, Switzerland, Finland, Sweden, Portugal, France, Austria, Ireland, Italy and Spain. The Fund may, under unusual circumstances, invest in a single country or a limited number of countries.
In evaluating investment opportunities in various market conditions, portfolio management conducts fundamental research that considers factors such as a company’s historic and projected return on capital, the quality of a company’s management, and a company’s historical valuations, as well as valuation relative to the wider market.
The Fund will generally consider selling a stock when, in portfolio management’s opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, its earnings are disappointing, or its revenue growth has slowed. The Fund will also consider selling a stock if portfolio management believes that negative country, sector, or regional factors may affect the company’s outlook, or, in portfolio management’s opinion, a superior investment opportunity arises or to meet cash requirements.
The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, portfolio management generally will invest across countries, industry groups and/or security types.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio of European companies, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of
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foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
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Europe Risk. The Fund is subject to certain risks related to Europe. Investments in British companies may subject the Fund to social, regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. Western Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels, and high levels of unemployment. The European Union itself has experienced difficulties in connection with the debt loads of some of its member states.
Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by portfolio management.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders in a taxable account.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on June 5, 2017. The performance shown for Class D Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of Henderson European Focus Fund (the “Predecessor Fund”), calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the merger automatically exchanged for Class D Shares of the Fund following the merger. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the performance shown may have been different because the Fund and the Predecessor Fund have different expenses. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	20.78%	Worst Quarter:	4th Quarter 2018	– 21.03%

Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (8/31/01)
Class D Shares
Return Before Taxes	18.48%	14.62%	4.17%	11.37%
Return After Taxes on Distributions	17.75%	14.40%	3.88%	10.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.34%	11.91%	3.35%	9.80%
MSCI Europe Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	19.89%	9.09%	4.13%	5.62%

The Fund’s primary benchmark index is the MSCI Europe Index. The index is described below.
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The MSCI Europe Index is designed to measure developed market equity performance in Europe.
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After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Robert Schramm-Fuchs is Executive Vice President and Portfolio Manager of the Fund, which he has managed since March 2019.

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
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